============================
                                                       THE LIPPER FUNDS, INC.
                                                    ============================

                                                    LIPPER HIGH INCOME BOND FUND





                                  Semi-Annual Report
                                  ==============================================
                                                                   June 30, 1998

                                =================
                                TABLE OF CONTENTS
                                =================


           Shareholder's Letter .............................     1-2

           Portfolio of Investments ........................      3-8

           Statement of Assets and Liabilities .............        9

           Statement of Operations .........................       10

           Statement of Changes in Net Assets ..............       11

           Financial Highlights ............................       12

           Notes to Financial Statements ...................    13-15

THE LIPPER FUNDS, INC.                                        SEMI-ANNUAL REPORT
THE LIPPER HIGH INCOME BOND FUND                                   June 30, 1998


Dear Shareholder:

     We are pleased to present the semi-annual report for The Lipper High Income Bond Fund for the fiscal period ended June 30, 1998. The Lipper High Income Bond Fund is one of three investment portfolios--along with The Lipper U.S. Equity Fund and The Prime Lipper Europe Equity Fund--which comprise The Lipper Funds, Inc. Each of the Lipper Funds is made available to individual, institutional and group retirement plan investors through a separate class of shares. This report presents the financial statements and performance review for The Lipper High Income Bond Fund for the period ended June 30, 1998.

                        PERFORMANCE AND PORTFOLIO REVIEW

     Performance as discussed below reflects the performance of the Fund's Premier class of shares. Performance for the Fund's Retail and Group Retirement Plan Shares (see page 12) differs from Premier Shares performance dueto the higher class specific expenses associated with the Retail and Group Retirement Plan classesof shares.

THE LIPPER HIGH INCOME BOND FUND

     The Lipper High Income Bond Fund seeks high current income by investing in a diversified portfolio of quality, high yield, intermediate-term bonds rated BBB to B-. The Fund seeks to simultaneously manage risk through in-depth credit analysis and portfolio diversification, and by focusing its investments in short-to-intermediate term maturities.

     During the six-months ended June 30, 1998, the Fund generated a total return of 3.92% net of all fees and expenses. As a comparison, over the same six month period ended June 30, the Fund's unmanaged benchmark index, the Lehman Intermediate BB Index, generated a total return of 4.14%.

     The Fund's six-month performance as of June 30, 1998 trailed that of the benchmark index due in part to strong price gains during the first quarter within certain sectors, as well as gains in some of the newer issues which do not meet the Fund's investment criteria. Our investment strategy, however, paid off during the second quarter as high yield prices came under pressure, due in part to our consistent approach to investment selection. For example, the Fund's manager only invests in those companies capable of generating strong cash flow. As a result, the Fund had a relatively low exposure to the telecommunication industry which currently has tight debt coverage from cash flow relative to other high yield issues. While telecommunication issues proved to be very strong performers in the first quarter, many of these issues suffered heavy price declines in the second quarter of 1998.

     Prices in the high yield market suffered in the second quarter of 1998 following strong price gains during most of 1997 and early 1998. High yield prices came under pressure during the second quarter in response to the continued record supply of new issues coming to market, as well as to some concern about the impact of the Asian crisis on corporate earnings. Although demand has remained strong, investors have responded to current market conditions by widening the yield spreads on most high yield issues. As a result, the high yield market witnessed negative price returns across all sectors during the last three consecutive months.

     The Fund's new cash, as well as cash flow from maturing and called issues was invested primarily in quality, seasoned high yield issues, which the portfolio manager believes offer more attractive risk/reward profiles than those issues which have recently come to market. Exposure to the new issue market has remained limited as the Fund invested only in a select few of the new high yield issues which came to market during the period. Given the prevailing market conditions during the second quarter, the Fund's manager did take the opportunity to selectively add both to the Fund's current positions, as well as issues that were fundamentally attractive, but which had previously been trading at too narrow a yield spread.

MARKET OUTLOOK AND PORTFOLIO STRATEGY

     Our outlook for The Lipper High Income Bond Fund is positive for the remainder of 1998, although we expect some price volatility among high yield issues as the impact of Asian financial crisis filters into multinational corporate earnings figures. Domestic economic growth should continue to be supported by high consumer confidence, low interest rates and low unemployment, but will likely be tempered by a rising trade surplus resulting from troubles in Asia. The net effect will likely be one of moderate economic growth, combined with little in the way of inflationary pressures. The environment for high yield issues will likely become more selective over the coming months, but should benefit those companies with strong domestic market positions.

     As long-term investors, Lipper & Company's philosophy is to remain consistent in our overall investment strategy and approach which has proven sound in both positive and challenging market conditions. Regardless of the market conditions, Lipper will remain consistent in its investment approach--investing and trading issues which, based upon internal analysis, offer attractive yields compared to their official credit rating or market perceptions. We hope you find the enclosed report informative. We very much appreciate your participation in The Lipper Funds, Inc.


                                         Sincerely,


                                         /s/ KENNETH LIPPER
                                         --------------------------------
                                             Kenneth Lipper
                                             President and Chairman of the Board


                                  LIPPER HIGH INCOME BOND FUND

                                    PORTFOLIO OF INVESTMENTS
                                   JUNE 30, 1998 (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      ----------    -----------
CORPORATE BONDS (95.8%)
AEROSPACE (2.6%)
      Sequa Corp.
        9.625%, 10/15/99 ..........................................   $1,850,000    $ 1,910,125
      Wyman-Gordon Co.
        8.00%, 12/15/07 ...........................................      500,000        508,125
                                                                                    -----------
                                                                                      2,418,250
                                                                                    -----------
AUTO MANUFACTURING & RELATED (2.4%)
      Delco Remy International, Inc.
        10.625%, 08/01/06 .........................................    1,000,000      1,085,000
      Hayes Wheels International, Inc.
        11.00%, 07/15/06 ..........................................    1,000,000      1,135,000
                                                                                     ----------
                                                                                      2,220,000
                                                                                     ----------
CABLE (2.6%)
      Adelphia Communications
        9.25%, 10/01/02 ...........................................    1,500,000      1,556,250
      Fundy Cable Ltd.
        11.00%, 11/15/05 ..........................................      750,000        832,500
                                                                                    -----------
                                                                                      2,388,750
                                                                                    -----------
CAPITAL GOODS, EQUIPMENT & OTHER MANUFACTURING (4.2%)
      American Standard
        7.125%, 02/15/03 ..........................................      500,000        497,500
      Communications & Power Industries, Series B
        12.00%, 08/01/05 ..........................................      625,000        703,125
   ++ Coyne International Enterprises
        11.25%, 06/01/08 ..........................................    1,000,000      1,007,500
      International Knife & Saw, Inc.
        11.375%, 11/15/06 .........................................    1,500,000      1,635,000
                                                                                    -----------
                                                                                      3,843,125
                                                                                    -----------
COMMERCIAL SERVICES (8.0%)
      Cort Furniture Rental
        12.00%, 09/01/00 ..........................................      800,000        880,000
      Host Marriott Travel Plaza, Class B
        9.50%, 05/15/05 ...........................................    1,000,000      1,070,000
      Prime Succession
          10.75%, 08/15/04 ........................................    1,000,000      1,097,500
      Salem Communications Corp., Series B
          9.50%, 10/01/07 .........................................    1,000,000      1,050,000
      Specialty Equipment Company
        11.375%, 12/01/03 .........................................    1,700,000      1,827,500
   ++ United Stationers Inc.
        8.375%, 04/15/08 ..........................................      500,000        502,500
   ++ Wesco Distribution Inc.
        9.125%, 06/01/08 ..........................................    1,000,000        995,000
                                                                                    -----------
                                                                                      7,422,500
                                                                                    -----------

        The accompanying notes are an integral part of the financial statements.


                                  LIPPER HIGH INCOME BOND FUND

                             PORTFOLIO OF INVESTMENTS--(Continued)
                                   JUNE 30, 1998 (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      ----------    -----------
CONSUMER PRODUCTS (3.5%)
      Coty, Inc.
        10.25%, 05/01/05 ..........................................   $1,000,000    $ 1,070,000
      Herff Jones, Inc.
        11.00%, 08/15/05 ..........................................    1,000,000      1,095,000
      Selmer Co., Inc.
        11.00%, 05/15/05 ..........................................    1,000,000      1,090,000
                                                                                    -----------
                                                                                      3,255,000
                                                                                    -----------
ENERGY (1.1%)
      AES Corp.
        8.375%, 08/15/07 ..........................................    1,000,000      1,015,000
                                                                                    -----------

ENTERTAINMENT (3.1%)
      AMF Group, Inc., Series B
        10.875%, 03/15/06 .........................................    1,000,000      1,070,000
      Premier Parks
        12.00%, 08/15/03 ..........................................    1,625,000      1,807,813
                                                                                    -----------
                                                                                      2,877,813
                                                                                    -----------
ENVIRONMENTAL SERVICES (1.2%)
      Allied Waste N.A.
        10.25%, 12/01/06 ..........................................    1,000,000      1,101,250
                                                                                    -----------

FINANCIAL INSTITUTIONS (2.5%)
      Americredit Corp.
        9.25%, 02/01/04 ...........................................    1,000,000      1,030,000
      DVI, Inc.
        9.875%, 02/01/04 ..........................................    1,250,000      1,309,375
                                                                                    -----------
                                                                                      2,339,375
                                                                                    -----------
FOOD & FOOD SERVICES (4.1%)
      Canandaigua Wine, Inc.
          8.75%, 12/15/03 .........................................    1,000,000      1,030,000
      Carrols Corp.
          11.50%, 08/15/03 ........................................    1,500,000      1,593,750
      Keebler Corp.
          10.75%, 07/01/06 ........................................      375,000        423,750
      Rykoff Sexton, Inc.
          8.875%, 11/01/03 ........................................      750,000        780,000
                                                                                    -----------
                                                                                      3,827,500
                                                                                    -----------
HEALTHCARE SERVICES & RELATED (3.4%)
   ++ Pediatric Services of America
        10.00%, 04/15/08 ..........................................      500,000        497,500
      Quorum Health Group, Inc.
        8.75%, 11/01/05 ...........................................    1,000,000      1,040,000
      Tenet Healthcare
        8.625%, 01/15/07 ..........................................    1,500,000      1,556,250
                                                                                    -----------
                                                                                      3,093,750
                                                                                    -----------


        The accompanying notes are an integral part of the financial statements.


                                  LIPPER HIGH INCOME BOND FUND

                             PORTFOLIO OF INVESTMENTS--(Continued)
                                   JUNE 30, 1998 (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      ----------    -----------
HOMEBUILDING & BUILDING MATERIALS (9.8%)
      Congoleum Corp.
        9.00%, 02/01/01 ...........................................   $1,500,000    $ 1,533,750
      Del E. Webb
        9.75%, 03/01/03 ...........................................      650,000        671,125
      Kaufman & Broad Home
        9.375%, 05/01/03 ..........................................    1,000,000      1,025,000
      NVR Inc.
        8.00%, 06/01/05 ...........................................    1,000,000        975,000
      Nortek, Inc.
        9.875%, 03/01/04 ..........................................    1,000,000      1,030,000
      Ryland Group
        10.50%, 07/15/02 ..........................................    1,000,000      1,030,000
      Toll Brothers Corp.
        9.50%, 03/15/03 ...........................................    1,000,000      1,041,250
      Triangle Pacific Corp.
        10.50%, 08/01/03 ..........................................    1,250,000      1,306,250
      U.S. Home Corp.
        8.88%, 08/15/07 ...........................................      419,000        427,380
                                                                                    -----------
                                                                                      9,039,755
                                                                                    -----------
HOTELS (2.2%)
      Orient-Express Hotels, Inc.
        10.25%, 09/01/98 ..........................................      209,000        211,351
      Red Roof Inns, Inc.
        9.625%, 12/15/03 ..........................................    1,750,000      1,785,000
                                                                                    -----------
                                                                                      1,996,351
                                                                                    -----------
INDUSTRIAL (1.1%)
      Werner Holdings, Series A
        10.00%, 11/15/07 ..........................................    1,000,000      1,045,000
                                                                                    -----------

MEDIA (1.4%)
      Intermedia Communications, Series B
        8.875%, 11/01/07 ..........................................    1,250,000      1,284,375
                                                                                    -----------

METALS (2.4)

      GS Technologies Operating Co.
        12.25%, 10/01/05 ..........................................    1,000,000      1,110,000
      IVACO, Inc.
        11.50%, 09/15/05 ..........................................    1,000,000      1,100,000
                                                                                    -----------
                                                                                      2,210,000
                                                                                    -----------
MULTIMEDIA (4.1%)
      Ackerley Communications, Inc.
        10.75%, 10/01/03 ..........................................    1,525,000      1,608,875
      Lamar Advertising Co.
        9.625%, 12/01/06 ..........................................    1,000,000      1,076,250
      Outdoor Systems, Inc.
        9.375%, 10/15/06 ..........................................    1,000,000      1,065,000
                                                                                    -----------
                                                                                      3,750,125
                                                                                    -----------


        The accompanying notes are an integral part of the financial statements.


                                  LIPPER HIGH INCOME BOND FUND

                             PORTFOLIO OF INVESTMENTS--(Continued)
                                   JUNE 30, 1998 (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      ----------    -----------
OIL & GAS (12.0%)
      DI Industries Inc.
        8.875%, 07/01/07 ..........................................   $  500,000    $   485,000
      Ferrell Gas Inc.
        10.00%, 08/01/01 ..........................................    1,800,000      1,890,000
      Giant Industries
        9.75%, 11/15/03 ...........................................    1,125,000      1,184,062
      Gulf Canada Resources Ltd.
        9.25%, 01/15/04 ...........................................    1,000,000      1,051,540
      Nuevo Energy
        9.50%, 04/15/06 ...........................................    1,000,000      1,045,000
      Ocean Energy Inc. (United Meridian)
        10.375%, 10/15/05 .........................................    1,000,000      1,105,000
      Pride Petroleum Services, Inc.
        9.375%, 05/01/07 ..........................................    1,000,000      1,057,500
      Seagull Energy Corp.
        8.625%, 08/01/05 ..........................................      625,000        658,569
      Veritas DGC, Inc.
        9.75%, 10/15/03 ...........................................    1,250,000      1,343,750
      Vintage Petroleum
        9.00%, 12/15/05 ...........................................    1,250,000      1,290,625
                                                                                    -----------
                                                                                     11,111,046
                                                                                    -----------
PAPER & FOREST PRODUCTS (1.1%)
      U.S. Timberlands
        9.625%, 11/15/07 ..........................................    1,000,000      1,020,000
                                                                                    -----------

PUBLISHING (2.6%)
      Hollinger International, Inc.
        9.25%, 02/01/06 ...........................................      750,000        787,500
      K-III Communications Corp.
        10.25%, 06/01/04 ..........................................    1,250,000      1,337,500
      World Color Press
        9.125%, 03/15/03 ..........................................      250,000        257,500
                                                                                    -----------
                                                                                      2,382,500
                                                                                    -----------
RETAILERS (4.8%)
      Ann Taylor Inc.
        8.75%, 06/15/00 ...........................................    1,000,000      1,017,500
      Brylane
        10.00%, 09/01/03 ..........................................    1,000,000      1,057,500
      Leslie's Poolmart
        10.375%, 07/15/04 .........................................    1,000,000      1,055,000
      Southland Corp.
        4.50%, 06/15/04 ...........................................    1,000,000        810,000
      Southland Corp.
        5.00%, 12/15/03 ...........................................      550,000        473,000
                                                                                    -----------
                                                                                      4,413,000
                                                                                    -----------

        The accompanying notes are an integral part of the financial statements.


                                  LIPPER HIGH INCOME BOND FUND

                             PORTFOLIO OF INVESTMENTS--(Continued)
                                   JUNE 30, 1998 (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      ----------    -----------
TECHNOLOGY (4.1%)
      Amphenol Corp.
        9.875%, 05/15/07 ..........................................   $1,000,000    $ 1,057,500
      Clark-Schwebel, Inc.
        10.50%, 04/15/06 ..........................................      750,000        832,500
      Plantronics, Inc.
        10.00%, 01/15/01 ..........................................    1,825,000      1,898,000
                                                                                    -----------
                                                                                      3,788,000
                                                                                    -----------
TELECOMMUNICATIONS (2.4%)
      Globalstar LP/Capital
        11.375%, 02/15/04 .........................................    1,250,000      1,215,625
   ++ Level 3 Communications Inc.
        9.125%, 05/01/08 ..........................................    1,000,000        980,000
                                                                                    -----------
                                                                                      2,195,625
                                                                                    -----------
TEXTILE/APPAREL MANUFACTURING (5.1%)
      Glenoit Corp
        11.00%, 04/15/07 ..........................................    1,000,000      1,075,000
      Interface, Inc., Series B
        9.50%, 11/15/05 ...........................................      250,000        267,500
      Pillowtex Corp.
        10.00%, 11/15/06 ..........................................    1,250,000      1,343,750
   ++ Tropical Sportswear International
        11.00%, 06/15/08 ..........................................    1,000,000      1,013,750
   ++ WestPoint Stevens
        7.875%, 06/15/05 ..........................................    1,000,000      1,013,750
                                                                                    -----------
                                                                                      4,713,750
                                                                                    -----------
TRANSPORTATION (4.0%)
    ++ American Commercial Lines
        10.25%, 06/30/08 ..........................................    1,000,000      1,020,000
    ++ Cenargo International plc
        9.75%, 06/15/08 ...........................................      500,000        496,250
      Sea Containers Ltd.
        9.50%, 07/01/03 ...........................................      750,000        780,000
      Sea Containers Ltd., Series A
        12.50%, 12/01/04 ..........................................    1,250,000      1,412,500
                                                                                    -----------
                                                                                      3,708,750
                                                                                    -----------
TOTAL CORPORATE BONDS (95.8%) (COST $86,950,687) ..................                  88,460,590
                                                                                    -----------


        The accompanying notes are an integral part of the financial statements.


                                  LIPPER HIGH INCOME BOND FUND

                             PORTFOLIO OF INVESTMENTS--(Continued)
                                   JUNE 30, 1998 (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      ----------    -----------
CONVERTIBLE BONDS (3.4%)
COMMERCIAL SERVICES (1.0%)
      Danka Business
        6.75%, 04/01/02 ...........................................   $1,000,000    $   870,530
                                                                                    -----------
HEALTHCARE SERVICES & RELATED (1.5%)
      Novacare, Inc.
        5.50%, 01/15/00 ...........................................    1,500,000      1,428,750
                                                                                    -----------
RETAILERS (0.9%)
      Nine West Group
        5.50%, 07/15/03 ...........................................    1,000,000        833,280
                                                                                    -----------
TOTAL CONVERTIBLE BONDS (3.4%) (COST $3,382,303) ..................                   3,132,560
                                                                                    -----------
SHORT-TERM INVESTMENT (0.8%)
REPURCHASE AGREEMENT (0.8%)
        Chase Securities, Inc., 5.40%, dated 6/30/98,
        due 7/1/98, to be repurchased at $701,105,
        collateralized by a $575,000 U.S. Treasury Note,
        7.625 %, due 11/15/22  (COST $701,000) ....................      701,000        701,000
                                                                                    -----------
TOTAL INVESTMENTS (100%) (COST $91,033,990) .......................                 $92,294,150
                                                                                    ===========

----------

 +    See Note A to Financial Statements.

++    144A Security. Certain conditions for public sale may exist.


        The accompanying notes are an integral part of the financial statements.

                          LIPPER HIGH INCOME BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)


ASSETS:
  Investments, at value (Cost $91,033,990) (Note A) ............     $92,294,150
  Cash .........................................................          42,506
  Interest Receivable ..........................................       2,113,713
  Receivable for Investments Sold ..............................         507,142
  Deferred Organization Costs (Note A) .........................          51,752
  Receivable for Fund Shares Sold ..............................          37,946
  Prepaid Assets ...............................................             252
                                                                     -----------
        TOTAL ASSETS ...........................................      95,047,461
                                                                     -----------
LIABILITIES:
  Payable for Investments Purchased ............................       1,014,048
  Payable for Fund Shares Redeemed .............................          92,239
  Investment Advisory Fees Payable (Note B) ....................          48,793
  Administrative Fees Payable (Note C) .........................          25,334
  Shareholder Servicing Fees Payable--Group Retirement
    Plan Shares (Note E) .......................................          15,063
  Distribution Fees Payable--Retail Shares (Note E) ............          13,325
  Directors' Fees Payable (Note D) .............................           6,065
  Custodian Fees Payable .......................................           3,227
  Other Liabilities ............................................          30,749
                                                                     -----------
        TOTAL LIABILITIES ......................................       1,248,843
                                                                     -----------
NET ASSETS .....................................................     $93,798,618
                                                                     ===========
NET ASSETS CONSIST OF:
  Paid in Capital ..............................................     $91,120,430
  Undistributed Net Investment Income ..........................         668,149
  Accumulated Net Realized Gain ................................         749,879
  Unrealized Appreciation on Investments .......................       1,260,160
                                                                     -----------
                                                                     $93,798,618
                                                                     ===========
PREMIER SHARES:
  Net Assets ...................................................     $83,105,115
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 3,333,333,333) .................................       8,207,176
  Net Asset Value, Offering and Redemption Price Per Share .....     $     10.13
                                                                     ===========
RETAIL SHARES:
  Net Assets ...................................................     $ 6,406,195
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 3,333,333,333) .................................         633,246
  Net Asset Value, Offering and Redemption Price Per Share .....     $     10.12
                                                                     ===========
GROUP RETIREMENT PLAN SHARES:
  Net Assets ...................................................     $ 4,287,308
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 3,333,333,333) .................................         423,858
  Net Asset Value, Offering and Redemption Price Per Share .....     $     10.11
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.


                          LIPPER HIGH INCOME BOND FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Interest ......................................................             $4,550,368
                                                                              ----------
EXPENSES
  Investment Advisory Fees (Note B)
    Basic Fee ...................................................  $349,433
    Less: Fee Waived ............................................   (69,300)     280,133
                                                                   --------
  Administrative Fees (Note C) ..................................                104,335
  Directors' Fees (Note D) ......................................                  8,739
  Distribution Fees-- Retail Shares (Note E) ....................                  6,864
  Servicing Fees-- Group Retirement Plan Shares (Note E) ........                  5,164
  Registration and Filing Fees ..................................                 13,836
  Legal Fees ....................................................                  9,644
  Amortization of Organization Costs (Note A) ...................                  9,312
  Custodian Fees ................................................                  7,360
  Auditing Fees .................................................                  6,991
  Other Expenses ................................................                 27,574
                                                                              ----------
      Total Expenses ............................................                479,952
                                                                              ----------
      NET INVESTMENT INCOME .....................................              4,070,416
                                                                              ----------
NET REALIZED GAIN FROM:
  Investments sold ..............................................                439,360
                                                                              ----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
  Investments ...................................................               (987,917)
                                                                              ----------
TOTAL REALIZED GAIN AND NET CHANGE IN
  UNREALIZED APPRECIATION/DEPRECIATION ..........................               (548,557)
                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............             $3,521,859
                                                                              ==========

     The accompanying notes are an integral part of the financial statements.

                                           LIPPER HIGH INCOME BOND FUND

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                        ENDED          YEAR ENDED
                                                                                    JUNE 30, 1998     DECEMBER 31,
                                                                                     (UNAUDITED)          1997
                                                                                     -----------      ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Investment Income ........................................................     $ 4,070,416      $  8,900,319
  Net Realized Gain ............................................................         439,360         2,631,435
  Net Change in Unrealized Appreciation/Depreciation ...........................        (987,917)         (295,674)
                                                                                     -----------      ------------
    Net Increase in Net Assets Resulting from Operations .......................       3,521,859        11,236,080
                                                                                     -----------      ------------
DISTRIBUTIONS:
PREMIER SHARES:
  From net investment income ...................................................      (3,061,484)       (8,415,284)
  From net realized gains ......................................................            --          (2,140,829)

RETAIL SHARES:
  From net investment income ...................................................        (191,148)         (228,895)
  From net realized gains ......................................................            --            (120,871)

GROUP RETIREMENT PLAN SHARES:
  From net investment income ...................................................        (149,635)         (248,840)
  From net realized gains ......................................................            --             (88,296)
                                                                                     -----------      ------------
        Total Distributions ....................................................      (3,402,267)      (11,243,015)
                                                                                     -----------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE H):
PREMIER SHARES:
  Issued--Regular ..............................................................       5,572,280        22,290,649
        --Distributions Reinvested .............................................       2,325,459         8,673,740
  Redeemed .....................................................................     (10,072,363)      (48,895,579)
                                                                                     -----------      ------------
        Net Decrease in Premier Shares Transactions ............................      (2,174,624)      (17,931,190)
                                                                                     -----------      ------------
RETAIL SHARES:
  Issued--Regular ..............................................................       2,406,571         3,993,908
        --Distributions Reinvested .............................................         170,965           292,126
  Redeemed .....................................................................        (863,577)         (327,954)
                                                                                     -----------      ------------
        Net Increase in Retail Shares Transactions .............................       1,713,959         3,958,080
                                                                                     -----------      ------------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular ..............................................................         824,864         1,773,908
        --Distributions Reinvested .............................................         149,635           337,135
  Redeemed .....................................................................        (200,967)         (752,919)
                                                                                     -----------      ------------
        Net Increase in Group Retirement Plan Shares Transactions ..............         773,532         1,358,124
                                                                                     -----------      ------------
Net Increase (Decrease) in Net Assets From Capital Share Transactions ..........         312,867       (12,614,986)
                                                                                     -----------      ------------
      TOTAL INCREASE (DECREASE) ................................................         432,459       (12,621,921)
                                                                                     -----------      ------------
NET ASSETS:
  Beginning of Period ..........................................................      93,366,159       105,988,080
                                                                                     -----------      ------------
  End of Period (A) ............................................................     $93,798,618      $ 93,366,159
                                                                                     ===========      ============
(A) Includes undistributed net investment income ...............................     $   668,149      $       --
                                                                                     ===========      ============


                     The accompanying notes are an integral part of the financial statements.

                                                    LIPPER HIGH INCOME BOND FUND

                                                        FINANCIAL HIGHLIGHTS
                                                  SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                            PREMIER         PREMIER         PREMIER        RETAIL         RETAIL
                                                            SHARES          SHARES          SHARES         SHARES         SHARES
                                                          -----------    ------------    ------------    -----------   ------------
                                                          SIX MONTHS                                     SIX MONTHS
                                                             ENDED           YEAR          APRIL 1,         ENDED          YEAR
                                                           JUNE 30,          ENDED         1996** TO      JUNE 30,         ENDED
                                                             1998        DECEMBER 31,    DECEMBER 31,       1998       DECEMBER 31,
                                                          (UNAUDITED)        1997            1996        (UNAUDITED)       1997
                                                          -----------    ------------    ------------    -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $ 10.11        $ 10.18         $  10.00        $10.11         $10.18
                                                            -------        -------         --------        ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (1) ............................       0.44           0.91             0.68          0.43           0.84
  Net Realized and Unrealized Gain (Loss)
    on Investments .....................................      (0.05)          0.19             0.21         (0.06)          0.23
                                                            -------        -------         --------        ------         ------
        Total From Investment Operations ...............       0.39           1.10             0.89          0.37           1.07
                                                            -------        -------         --------        ------         ------
DISTRIBUTIONS:
  Net Investment Income ................................      (0.37)         (0.91)           (0.68)        (0.36)         (0.88)
  Net Realized Gain ....................................        --           (0.26)           (0.03)          --           (0.26)
                                                            -------        -------         --------        ------         ------
        Total Distributions ............................      (0.37)         (1.17)           (0.71)        (0.36)         (1.14)
                                                            -------        -------         --------        ------         ------
NET ASSET VALUE, END OF PERIOD .........................    $ 10.13        $ 10.11         $  10.18        $10.12         $10.11
                                                            =======        =======         ========        ======         ======
TOTAL RETURN (2) .......................................       3.92%         11.22%            9.23%         3.71%         10.97%
                                                            =======        =======         ========        ======         ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ......................    $83,105        $85,151         $102,945        $6,406         $4,697
Ratios After Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets.. .....................       1.00%*         1.00%            1.00%*        1.25%*         1.25%
  Net Investment Income to Average Net Assets ..........       8.77%*         8.58%            9.01%*        8.46%*         8.31%
Ratios Before Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets .......................       1.15%*         1.16%            1.27%*        1.40%*         1.41%
  Net Investment Income to Average Net Assets ..........       8.62%*         8.42%            8.74%*        8.31%*         8.15%
Portfolio Turnover Rate ................................         46%           105%              74%           46%           105%

                                                                            GROUP          GROUP          GROUP
                                                                         RETIREMENT    RETIREMENT      RETIREMENT
                                                             RETAIL         PLAN           PLAN           PLAN
                                                             SHARES        SHARES         SHARES         SHARES
                                                          ------------   -----------   ------------   ------------
                                                                         SIX MONTHS
                                                            APRIL 11,       ENDED          YEAR         APRIL 12,
                                                           1996*** TO     JUNE 30,         ENDED       1996*** TO
                                                          DECEMBER 31,      1998       DECEMBER 31,   DECEMBER 31,
                                                              1996       (UNAUDITED)       1997           1996
                                                          ------------   -----------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................     $ 9.91        $10.11         $10.18         $ 9.93
                                                             ------        ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (1) ............................       0.62          0.42           0.85           0.62
  Net Realized and Unrealized Gain (Loss)
    on Investments .....................................       0.34         (0.06)          0.22           0.32
                                                             ------        ------         ------         ------
        Total From Investment Operations ...............       0.96          0.36           1.07           0.94
                                                             ------        ------         ------         ------
DISTRIBUTIONS:
  Net Investment Income ................................      (0.66)        (0.36)         (0.88)         (0.66)
  Net Realized Gain ....................................      (0.03)        --             (0.26)         (0.03)
                                                             ------        ------         ------         ------
        Total Distributions ............................      (0.69)        (0.36)         (1.14)         (0.69)
                                                             ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD .........................     $10.18        $10.11         $10.11         $10.18
                                                             ======        ======         ======         ======
TOTAL RETURN (2) .......................................      10.04%         3.61%         10.96%          9.78%
                                                             ======        ======         ======         ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ......................     $  845        $4,287         $3,518         $2,198
Ratios After Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets.. .....................       1.25%*        1.25%*         1.25%          1.25%*
  Net Investment Income to Average Net Assets ..........       8.95%*        8.50%*         8.32%          8.91%*
Ratios Before Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets .......................       1.59%*        1.40%*         1.41%          1.55%*
  Net Investment Income to Average Net Assets ..........       8.61%*        8.35%*         8.16%          8.61%*
Portfolio Turnover Rate ................................         74%           46%           105%            74%*
----------------
*     Annualized
**    Commencement of Fund Operations
***   Initial offering of shares by the Fund

(1)   The effect to net investment income per share by voluntarily waived fees and reimbursed expenses were:

                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 1998            YEAR ENDED              PERIOD ENDED
                                                                    (UNAUDITED)          DECEMBER 31, 1997        DECEMBER 31, 1996
                                                                 ----------------        -----------------        -----------------
                Premier Shares ...............................         $0.01                   $0.02                    $0.02
                Retail Shares ................................         $0.01                   $0.02                    $0.02
                Group Retirement Plan Shares .................         $0.01                   $0.02                    $0.02

(2)   Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods shown.
      Total returns for periods of less than one year are not annualized.


                              The accompanying notes are an integral part of the financial statements.

                          LIPPER HIGH INCOME BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 1998 the Company was comprised of three diversified portfolios: Lipper High Income Bond Fund, Lipper U.S. Equity Fund, and Prime Lipper Europe Equity Fund. These financial statements pertain to Lipper High Income Bond Fund only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. The Lipper High Income Bond Fund (the "Fund") was funded as a registered investment company on April 1, 1996 with a contribution of securities from a corresponding limited partnership (see Note G).

     The Lipper High Income Bond Fund seeks high current income by investing primarily in high yield securities with maturities of less than 10 years.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     At June 30, 1998 the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                      NET
    COST            APPRECIATION        (DEPRECIATION)           APPRECIATION
    ----            ------------        --------------           ------------
 $91,033,990         $1,792,550           $(532,390)              $1,260,160

     3. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income monthly. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs and losses due to wash sales transactions.

     Permanent book and tax differences between U.S. federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital.

     4. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     5. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

                          LIPPER HIGH INCOME BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more thanthe following:

                                                              GROUP
       PREMIER SHARES            RETAIL SHARES        RETIREMENT PLAN SHARES
       --------------            -------------        ----------------------
            1.00%                    1.25%                     1.25%

C. ADMINISTRATIVE SERVICES: Chase Global Funds Services Company, a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also acts as the Company's custodian for the Fund's assets.

D. DIRECTORS' FEES: The Company pays each Director who is not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

E. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

F. PURCHASES AND SALES: For the six months ended June 30, 1998, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

               PURCHASES                       SALES
               ---------                       -----
              $46,542,345                   $41,671,420

     There were no purchases or sales long-term of U.S. Government securities.

G. LIMITED PARTNERSHIP TRANSFER: The Fund was formed as a successor investment vehicle for a limited partnership (a "Partnership") for which Lipper & Company, L.P., an affiliate of the Adviser acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership (the "Transfer"). Premier Shares issued by the Fund in the Transfer were issued at the net asset value of Premier Shares prior to the Transfer. Premier Shares received in the Transfer have been distributed to the Partnership's limited partners who elected to participate in the Transfer. Securi ties valued at $74,518,234 at the date of Transfer with unrealized appreciation of $337,368 were contributed to the Fund on a tax-free basis. To the extent that the Fund acquired securities in the Transfer that had appreciated in value from the date originally acquired by its corresponding Partnership, the Transfer may have adverse tax consequences to investors who subsequently acquire shares of the Fund.

                          LIPPER HIGH INCOME BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

H. OTHER: Capital share transactions for the Fund, by class of shares, were as follows:

                                            SIX MONTHS ENDED      YEAR ENDED
                                             JUNE 30, 1998     DECEMBER 31, 1997
                                            ----------------   -----------------
PREMIER SHARES:

Issued--Regular ..............................  548,633             2,177,661
        Distributions Reinvested .............  228,936               847,370
        Contribution from Partnerships
Redeemed ..................................... (990,232)           (4,718,897)
                                               --------            ----------
Net Increase (Decrease) ...................... (212,663)           (1,693,866)
                                               --------            ----------
RETAIL SHARES:
Issued--Regular ..............................  236,254               385,019
        Distributions Reinvested .............   16,850                28,585
Redeemed .....................................  (84,632)              (31,845)
                                               --------            ----------
Net Increase .................................  168,472               381,759
                                               --------            ----------
GROUP RETIREMENT PLAN SHARES:
Issued--Regular ..............................   80,810               171,458
        Distributions Reinvested .............   14,747                32,968
Redeemed .....................................  (19,800)              (72,343)
                                               --------            ----------
Net Increase .................................   75,757               132,083
                                               --------            ----------

I. OTHER: At June 30, 1998, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares for the Fund was as follows:

                                              NO. OF              %
                                           SHAREHOLDERS       OWNERSHIP
                                           ------------       ---------
      Premier Shares .....................       2               27.7%
      Retail Shares ......................       1               11.4%
      Group Retirement Shares ............       3               85.7%

     The Fund currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than do higher rated securities.

BOARD OF DIRECTORS         KENNETH LIPPER
-------------------------  Director, President and Chairman

                           STANLEY BREZENOFF
                           Director

                           MARTIN MALTZ
                           Director

                           IRWIN RUSSELL
                           Director


INVESTMENT ADVISER         Lipper & Company, L.L.C.
-------------------------  101 Park Avenue, 6th floor
                           New York, NY 10178
                           (212) 883-6333


ADMINISTRATOR AND          Chase Global Funds Services Company
-------------------------  73 Tremont Street, 9th floor
TRANSFER AGENT             Boston, MA 02108
                           1-800-LIPPER9


CUSTODIAN                  The Chase Manhattan Bank
-------------------------  770 Broadway
                           New York, NY 10003


LEGAL COUNSEL              Simpson Thacher & Bartlett
-------------------------  425 Lexington Avenue
                           New York, NY 10017


INDEPENDENT ACCOUNTANTS    PricewaterhouseCoopers LLP
-------------------------  1177 Avenue of the Americas
                           New York, NY 10036

                                                      =========================
                                                        THE LIPPER FUNDS, INC.
                                                      =========================

                                                      LIPPER U.S. EQUITY FUND






                                           Semi-Annual Report
                                           ====================================
                                                                  June 30, 1998

                               =================
                               TABLE OF CONTENTS
                               =================


             Shareholder's Letter .........................    1-2

             Portfolio of Investments .....................      3

             Statement of Assets and Liabilities ..........      4

             Statement of Operations ......................      5

             Statement of Changes in Net Assets ...........      6

             Financial Highlights .........................      7

             Notes to Financial Statements ................   8-10

LIPPER FUNDS, INC.                                            SEMI-ANNUAL REPORT
THE LIPPER U.S. EQUITY FUND                                        June 30, 1998

Dear Shareholder:

     We are pleased to present the semi-annual report for The Lipper U.S. Equity Fund for the fiscal period ended June 30, 1998. The Lipper U.S. Equity Fund is one of three investment portfolios--along with The Lipper High Income Bond Fund and The Prime Lipper Europe Equity Fund--which comprise The Lipper Funds, Inc. Each of the Lipper Funds is made available to individual, institutional and group retirement plan investors through a separate class of shares. This report presents the financial statements and performance review for The Lipper U.S. Equity Fund for the period ended June 30, 1998.

                        PERFORMANCE AND PORTFOLIO REVIEW

     Performance as discussed below reflects the performance of each Fund's Premier class of shares. Performance for the Fund's Retail and Group Retirement Plan Shares (see page 7) differs from Premier Shares performance due to the higher class specific expenses associated with the Retail and Group Retirement Plan classes of shares.

THE LIPPER U.S. EQUITY FUND

     The Lipper U.S. Equity Fund employees a value-oriented investment strategy seeking long-term capital appreciation with safety by investing primarily in large capitalization U.S. equities which are believed to be selling at substantially below their true economic values.

     The Fund performed extremely well both in absolute and relative terms during the first six months ended June 30, 1998, generating a total return of 18.69%. The Fund outperformed the S&P 500 index return of 17.7%, as well as the average return for all domestic equity funds: 11.67%; and all large capitalization value funds: 10.33%, tracked by Morningstar, Inc. over the same six-month period.

     The U.S. equity markets continued on a strong upward path during the first half of 1998 with most of the gains generated during the first quarter of the year. In general, large capitalization stocks outperformed small stocks continuing the market's prevailing trend of rewarding the largest, most liquid stocks. U.S. stock prices continued to be propelled to new highs during the period due to strong economic growth, nearly full employment--with remarkably little inflation, record high consumer confidence, and strong money inflows into stock mutual funds.

     During the six-month period ended June 30, 1998, The Lipper U.S. Equity Fund benefited from strong performance across a majority of its holdings, particularly those securities within the banking, pharmaceutical and telecommunication sectors. During the period, several securities were sold as they reached our price targets, including holdings within the aerospace/defense sector, as well as select issues such as Hughes Electronics and Zeneca Group, whose prices increased 71%, and 124%, respectively over the period. Several securities, including Deere & Co., and Motorola, Inc. failed to meet our expectations in terms of earnings potential and were consequently sold during the period.

     In the first half of 1998, we increased the Fund's allocation to the business services, biotechnology and energy/natural resources sectors by investing in several well-positioned companies which we believe will, over time, reflect their inherent value as they benefit from strong industry fundamentals, and corporate initiatives intended to increase revenues and improve profitability.


MARKET OUTLOOK

     The U.S. market has proved to be volatile during the beginning of the second half of 1998 as the impact of the Asian financial crisis has begun to filter into multinational corporate earnings figures. We expect this volatility to continue over the near term as the world markets discount the impact of the Asian crisis on corporate earnings.

Certainly, many of the large capitalization, multinational stocks are vulnerable at their current price levels should the impact of the Asian crisis prove to be greater than is currently estimated by economists and analysts. On a positive note, however, the U.S. economy remains strong which should benefit those companies with sound valuations and strong domestic market positions. As a result, the market environment will likely prove to be much more selective and should benefit stock pickers and active managers over the broad market indices.

     The Lipper U.S. Equity Fund's current holdings continue to reflect our value orientation, representing primarily large capitalization companies which we believe have excellent long-term earnings prospects, even in the current market environment.

     The Lipper Funds remain dedicated to superior long-term results, which we believe are best achieved by adhering to a rigorous and consistently applied investment strategy designed to generate positive results and reduce volatility under various market conditions. We hope you find the enclosed report informative. We very much appreciate your participation in The Lipper Funds, Inc.


                                        Sincerely,


                                       /s/ KENNETH LIPPER
                                       --------------------------------------
                                           Kenneth Lipper
                                           President and Chairman of the Board

                             LIPPER U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 1998 (UNAUDITED)


                                                                  SHARES      VALUE+
                                                                  ------      ------
COMMON STOCKS (98.6%)
AG. BIO./LIFE SCIENCES (4.2%)
    Monsanto Company .....................................        19,100   $ 1,067,213
                                                                           -----------
BASIC MATERIALS (4.1%)
    E.I. du Pont de Nemours and Company ..................        14,000     1,044,750
                                                                           -----------
BIOTECHNOLOGY (12.9%)
  * Biochem Pharmaceuticals, Inc. ........................        48,000     1,266,000
  * Genzyme Corp--General Division .......................        42,000     1,063,125
  * Millennium Pharmaceuticals ...........................        66,200       935,075
                                                                           -----------
                                                                             3,264,200
                                                                           -----------
CONSUMER NON-DURABLES (4.5%)
    Kimberly Clark Corp ..................................        25,000     1,146,875
                                                                           -----------
ENERGY & NATURAL RESOURCES (7.8%)
    Schlumberger Ltd. ....................................        19,200     1,311,600
    Valero Energy Corp ...................................        20,000       665,000
                                                                           -----------
                                                                             1,976,600
                                                                           -----------
BANKS-MONEY CENTER (5.1%)
    Chase Manhattan Corp. ................................        17,200     1,298,600
                                                                           -----------
BANKS-SUPER REGIONAL (6.4%)
    First Union Corp. ....................................        12,000       699,000
    NationsBank Corp. ....................................        12,000       918,000
                                                                           -----------
                                                                             1,617,000
                                                                           -----------
PHARMACEUTICALS (9.9%)
    American Home Products Corp ..........................        25,400     1,314,450
    Merck & Company ......................................         8,800     1,177,000
                                                                           -----------
                                                                             2,491,450
                                                                           -----------
BUSINESS SERVICES & RELATED (21.4%)
    Computer Sciences Corp ...............................        21,200     1,356,800
    Electronic Data Systems Corp. ........................        28,000     1,120,000
    First Data Corp. .....................................        26,700       889,444
    Reuters Group plc ADR ................................        15,600     1,068,600
  * Technology Solutions Co. .............................        30,500       966,468
                                                                           -----------
                                                                             5,401,312
                                                                           -----------
TECHNOLOGY (12.1%)
    Compaq Computer Corp. ................................        45,000     1,276,875
  * Electronics For Imaging ..............................        49,000     1,032,063
    Hewlett-Packard Co. ..................................        12,400       742,450
                                                                           -----------
                                                                             3,051,388
                                                                           -----------
TELECOMMUNICATIONS (10.2%)
  * Loral Space & Communications .........................        54,200     1,531,150
  * Qwest Communications International Inc. ..............        30,300     1,054,819
                                                                           -----------
                                                                             2,585,969
                                                                           -----------
TOTAL COMMON STOCKS (COST $21,101,898) ...................                  24,945,357
                                                              FACE AMOUNT
                                                              -----------
SHORT-TERM INVESTMENTS (1.4%)
    Vista Prime Money Market Fund (COST $364,195) ........      $364,195       364,195
                                                                           -----------
TOTAL INVESTMENTS (100%) (COST $21,466,093) ..............                 $25,309,552
                                                                           ===========

--------------
  +  See Note A to Financial Statements.
  *  Non-Income Producing Security.
ADR  American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.



                             LIPPER U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)
ASSETS:
  Investments, at value (Cost $21,466,093) (Note A) .......................   $25,309,552
  Receivable for Investments Sold .........................................     3,139,941
  Receivable for Fund Shares Sold .........................................     1,268,310
  Deferred Organization Costs (Note A) ....................................        47,124
  Dividends Receivable ....................................................         7,153
  Interest Receivable .....................................................         2,971
                                                                              -----------
        TOTAL ASSETS ......................................................    29,775,051
                                                                              -----------
LIABILITIES:
  Payable for Fund Shares Redeemed ........................................       119,777
  Investment Advisory Fees Payable (Note B) ...............................         7,251
  Administrative Fees Payable (Note C) ....................................         6,118
  Shareholder Servicing Fees Payable--Group Retirement Plan Shares (Note E)         5,885
  Distribution Fees Payable--Retail Shares (Note E) .......................         4,379
  Directors' Fees Payable (Note D) ........................................         1,380
  Other Liabilities .......................................................         4,455
                                                                              -----------
        TOTAL LIABILITIES .................................................       149,245
                                                                              -----------
NET ASSETS ................................................................   $29,625,806
                                                                              ===========
NET ASSETS CONSIST OF:
  Paid in Capital .........................................................   $23,374,093
  Undistributed Net Investment Income .....................................       130,674
  Accumulated Net Realized Gain ...........................................     2,277,580
  Unrealized Appreciation on Investments ..................................     3,843,459
                                                                              -----------
                                                                              $29,625,806
                                                                              ===========
PREMIER SHARES:
  Net Assets ..............................................................   $25,318,290
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 3,333,333,333) ............................................     1,771,376
  Net Asset Value, Offering and Redemption Price Per Share ................   $     14.29
                                                                              ===========
RETAIL SHARES:
  Net Assets ..............................................................   $ 1,484,753
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 3,333,333,333) ............................................       104,027
  Net Asset Value, Offering and Redemption Price Per Share ................   $     14.27
                                                                              ===========
GROUP RETIREMENT PLAN SHARES:
  Net Assets ..............................................................   $ 2,822,763
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 3,333,333,333) ............................................       198,152
  Net Asset Value, Offering and Redemption Price Per Share ................   $     14.25
                                                                              ===========

    The accompanying notes are an integral part of the financial statements.



                             LIPPER U.S. EQUITY FUND
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................              $  252,525
  Interest .........................................................                   5,673
                                                                                  ----------
        TOTAL INCOME ...............................................                 258,198
                                                                                  ----------
EXPENSES
  Investment Advisory Fees (Note B)
    Basic Fee ......................................................   $ 96,519
    Less: Fee Waived ...............................................    (51,059)      45,460
                                                                       --------
  Administrative Fees (Note C) .....................................                  37,269
  Directors' Fees (Note D) .........................................                   2,192
  Distribution Fees--Retail Shares (Note E) ........................                   1,568
  Servicing Fees--Group Retirement Plan Shares (Note E) ............                   3,007
  Registration and Filing Fees .....................................                  13,867
  Amortization of Organization Costs (Note A) ......................                   9,322
  Legal Fees .......................................................                   2,295
  Auditing Fees ....................................................                   2,160
  Custodian Fees ...................................................                   1,604
  Other Expenses ...................................................                  10,617
                                                                                  ----------
        Total Expenses .............................................                 129,361
                                                                                  ----------
        NET INVESTMENT INCOME ......................................                 128,837
                                                                                  ----------
NET REALIZED GAIN (LOSS) FROM:
  Investments sold .................................................               1,613,770
  Written Options ..................................................                (125,299)
                                                                                  ----------
TOTAL NET REALIZED GAIN ............................................               1,488,471
                                                                                  ----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
  Investments ......................................................               2,257,994
                                                                                  ----------
TOTAL NET REALIZED GAIN AND NET CHANGE IN
  UNREALIZED APPRECIATION/DEPRECIATION .............................               3,746,465
                                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............              $3,875,302
                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.




                             LIPPER U.S. EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                  JUNE 30, 1998      DECEMBER 31,
                                                                                   (UNAUDITED)           1997
                                                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Investment Income .......................................................   $   128,837        $   184,492
  Net Realized Gain ...........................................................     1,488,471          2,507,795
  Net Change in Unrealized Appreciation/Depreciation ..........................     2,257,994            (31,755)
                                                                                   -----------       -----------
        Net Increase in Net Assets Resulting from Operations ..................     3,875,302          2,660,532
                                                                                   -----------       -----------

DISTRIBUTIONS:
PREMIER SHARES:
  From net investment income ..................................................           --            (171,940)
  From net realized gains .....................................................           --          (1,364,816)
RETAIL SHARES:
  From net investment income ..................................................           --              (8,737)
  From net realized gains .....................................................           --             (86,666)
GROUP RETIREMENT PLAN SHARES:
  From net investment income ..................................................           --             (20,542)
  From net realized gains .....................................................           --            (181,951)
                                                                                   -----------       -----------
        Total Distributions ...................................................           --          (1,834,652)
                                                                                   -----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE H):
PREMIER SHARES:
  Issued--Regular .............................................................      8,778,986         6,377,636
        --Distributions Reinvested ............................................            --          1,536,755
  Redeemed ....................................................................       (931,996)       (9,627,970)
                                                                                   -----------       -----------
        Net Increase (Decrease) in Premier Shares Transactions ................      7,846,990        (1,713,579)
                                                                                   -----------       -----------
RETAIL SHARES:
  Issued--Regular .............................................................        635,366           574,703
        --Distributions Reinvested ............................................            --             95,403
  Redeemed ....................................................................       (254,784)         (437,479)
                                                                                   -----------       -----------
        Net Increase in Retail Shares Transactions ............................        380,582           232,627
                                                                                   -----------       -----------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular .............................................................        689,861         1,780,338
        --Distributions Reinvested ............................................            --            202,493
  Redeemed ....................................................................       (155,834)         (502,495)
                                                                                   -----------       -----------
       Net Increase in Group Retirement Plan Shares Transactions ..............        534,027         1,480,336
                                                                                   -----------       -----------
 Net Increase (Decrease) in Net Assets From Capital Share Transactions ........      8,761,599              (616)
                                                                                   -----------       -----------
        TOTAL INCREASE ........................................................     12,636,901           825,264
                                                                                   -----------       -----------
NET ASSETS:
  Beginning of Period .........................................................     16,988,905        16,163,641
                                                                                   -----------       -----------
  End of Period (A) ...........................................................    $29,625,806       $16,988,905
                                                                                   ===========       ===========
(A) Includes undistributed net investment income ..............................    $   130,674       $     1,837
                                                                                   ===========       ===========




    The accompanying notes are an integral part of the financial statements.



                                                 LIPPER U.S. EQUITY FUND
                                                  FINANCIAL HIGHLIGHTS
                                            SELECTED PER SHARE DATA & RATIOS
                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                            PREMIER     PREMIER       PREMIER        RETAIL       RETAIL
                                                            SHARES       SHARES        SHARES        SHARES       SHARES
                                                          ----------   ----------   ------------  -----------  -----------
                                                          SIX MONTHS                               SIX MONTHS
                                                             ENDED        YEAR       JANUARY 2,      ENDED        YEAR
                                                           JUNE 30,       ENDED       1995** TO     JUNE 30,      ENDED
                                                             1998      DECEMBER 31,  DECEMBER 31,     1998      DECEMBER 31,
                                                          (UNAUDITED)      1997          1996      (UNAUDITED)     1997
                                                          -----------  -----------   ------------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $ 12.04       $ 11.38       $ 10.00       $12.03       $11.38
                                                           -------       -------       -------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (1) ............................      0.06          0.16          0.18         0.05         0.13
  Net Realized and Unrealized Gain on
    Investments ........................................      2.19          1.96          1.81         2.19         1.95
                                                           -------       -------       -------       ------       ------
        Total From Investment Operations ...............      2.25          2.12          1.99         2.24         2.08
                                                           -------       -------       -------       ------       ------
DISTRIBUTIONS:
  Net Investment Income ................................     --            (0.16)        (0.19)       --           (0.13)
  Net Realized Gain ....................................     --            (1.30)        (0.34)       --           (1.30)
  In Excess of Net Realized Gain .......................     --            --            (0.08)       --           --
                                                           -------       -------       -------       ------       ------
        Total Distributions ............................     --            (1.46)        (0.61)       --           (1.43)
                                                           -------       -------       -------       ------       ------
NET ASSET VALUE, END OF PERIOD .........................   $ 14.29       $ 12.04       $ 11.38       $14.27       $12.03
                                                           =======       =======       =======       ======       ======
TOTAL RETURN (2) .......................................     18.69%        18.96%        19.81%       18.62%       18.58%
                                                           =======       =======       =======       ======       ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ......................   $25,318       $14,203       $15,098       $1,485       $  899
Ratios After Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets .......................      1.10%*        1.10%         1.10%*       1.35%*       1.35%
  Net Investment Income to Average Net Assets ..........      1.17%*        1.24%         1.68%*       0.89%*       0.96%
Ratios Before Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets .......................      1.55%*        1.76%         2.28%*       1.80%*       2.01%
  Net Investment Income to Average Net Assets ..........      0.72%*        0.58%         0.50%*       0.44%*       0.30%
Portfolio Turnover Rate ................................        68%          145%          117%          68%         145%


                                                                        GROUP        GROUP       GROUP
                                                                      RETIREMENT   RETIREMENT  RETIREMENT
                                                            RETAIL       PLAN         PLAN        PLAN
                                                            SHARES      SHARES       SHARES      SHARES
                                                         -----------  ----------  ----------   ----------
                                                                      SIX MONTHS
                                                          JANUARY 4,     ENDED        YEAR      JANUARY 4,
                                                          1996*** TO   JUNE 30,       ENDED     1996*** TO
                                                         DECEMBER 31,    1998     DECEMBER 31, DECEMBER 31,
                                                             1996     (UNAUDITED)    1997         1996
                                                         -----------  ----------  ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $10.00      $12.01       $11.38      $10.00
                                                            ------      ------       ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (1) ............................      0.11        0.06         0.08        0.07
  Net Realized and Unrealized Gain on
    Investments ........................................      1.86        2.18         2.00        1.91
                                                            ------      ------       ------      ------
        Total From Investment Operations ...............      1.97        2.24         2.08        1.98
                                                            ------      ------       ------      ------
DISTRIBUTIONS:
  Net Investment Income ................................     (0.17)      --           (0.15)      (0.18)
  Net Realized Gain ....................................     (0.34)      --           (1.30)      (0.34)
  In Excess of Net Realized Gain .......................     (0.08)      --           --          (0.08)
                                                            ------      ------       ------      ------
        Total Distributions ............................     (0.59)      --           (1.45)      (0.60)
                                                            ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD .........................    $11.38      $14.25       $12.01      $11.38%
                                                            ======      ======       ======      ======
TOTAL RETURN (2) .......................................     19.62%      18.65%       18.55%      19.69%
                -                                            ======      ======       ======      ======

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ......................    $  613      $2,823       $1,887      $  452
Ratios After Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets .......................      1.35%*      1.35%*       1.35%       1.35%*
  Net Investment Income to Average Net Assets ..........      1.31%*      0.99%*       0.89%       1.29%*
Ratios Before Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets .......................      2.75%*      1.80%*       2.01%       2.39%*
  Net Investment Income to Average Net Assets ..........     (0.09)%*     0.54%*       0.25%       0.25%*
Portfolio Turnover Rate ................................       117%         68%         145%        117%

-------------
  *   Annualized
 **   Commencement of Fund Operations
***   Initial offering of shares by the Fund
(1)   The effect to net investment income per share by voluntarily waived fees and reimbursed expenses were:



                                             SIX MONTHS ENDED
                                              JUNE 30, 1998             YEAR ENDED                 PERIOD ENDED
                                                (UNAUDITED)           DECEMBER 31, 1997           DECEMBER 31, 1996
                                                -----------           -----------------           -----------------
     Premier Shares .........................      $0.02                     $0.08                     $0.13
     Retail Shares ..........................      $0.03                     $0.09                     $0.12
     Group Retirement Plan Shares ...........      $0.03                     $0.06                     $0.06


(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods shown. Total returns for periods of less than one year are not annualized

    The accompanying notes are an integral part of the financial statements.

                             LIPPER U.S. EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)


     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 1998 the Company was comprised of three diversified portfolios: Lipper High Income Bond Fund, Lipper U.S. Equity Fund, and Prime Lipper Europe Equity Fund. These financial statements pertain to Lipper U.S. Equity Fund only. The financial statements of the remaining portfolios are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. Lipper U.S. Equity Fund (the "Fund") commenced investment operations on January 2, 1996.

     Lipper U.S. Equity Fund seeks capital appreciation by investing primarily in a diversified portfolio of common stocks of U.S. issuers with market capitalization in excess of $500 million.

A. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies followed by the Fund which are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the closing bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     At June 30, 1998 the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                       NET
         COST            APPRECIATION        (DEPRECIATION)       APPRECIATION
      -----------        ------------        --------------       ------------
      $21,466,093         $4,293,664           $(450,205)          $3,843,459


     3. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income annually. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs.

     Permanent book and tax differences between U.S. Federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     4. PURCHASED ND WRITTEN OPTIONS: The Fund may purchase or write put and call options on securities, securities indices, currencies and other financial instruments. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option on a security, index or other instrument might be intended to protect the

                             LIPPER U.S. EQUITY FUND
             NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)


Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. The Fund may purchase a put or call option to close out a written put or call option. This closing out would be in lieu of taking or making delivery of the underlying securities.

     Options contracts are valued daily and unrealized appreciation or depreciation is recorded based upon the last sales price on the principal exchange on which the option is traded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Premiums received or paid from the writing or purchasing of options are offset against the proceeds of securities sold or added to the cost of securities purchased upon the exercise of the option. Upon expiration of a purchased or written option, the premium is recorded as a realized loss or gain, respectively. Possible losses on purchased options can not exceed the total premium paid.

     Use of written put and call options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise not purchase or sell. Losses which may result from the use of options will reduce the Fund's net asset value, and possibly income, and such losses may be greater than if options had not been used.

     During the six months ended June 30, 1998, the Fund participated in writing call options. The Fund had option activity as follows:

                                                   NUMBER OF
                                                   CONTRACTS      PREMIUM
                                                   ---------      -------
   Options outstanding at December 31, 1997 .....     --          $  --
   Options written during the year ..............    162           72,788
   Options exercised during the year ............   (162)         (72,788)
   Options outstanding as of June 30, 1998 ......     --          $  --

     5. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     6. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

     B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more thanthe following:

                                                   GROUP RETIREMENT
           PREMIER SHARES        RETAIL SHARES       PLAN SHARES
           --------------        -------------     ----------------
                1.10%                1.35%               1.35%

C. ADMINISTRATIVE SERVICES: Chase Global Funds Services Company, a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is

                             LIPPER U.S. EQUITY FUND
             NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)


subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also acts as the Company's custodian for the Fund's assets.

D. DIRECTORS' FEES: The Company pays each Director who is not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

E. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

F. PURCHASES ND SALES: For the six months ended June 30, 1998, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                  PURCHASES                            SALES
                  ---------                            -----
                 $18,115,440                        $14,121,129


     There were no purchases or sales of long-term U.S. Government securities.

G. OTHER: Capital share transactions for the Fund, by class of shares, were as follows:

                                           SIX MONTHS ENDED       YEAR ENDED
                                             JUNE 30, 1998     DECEMBER 31, 1997
                                           ----------------    -----------------
PREMIER SHARES:
  Issued--Regular ...........................   661,188             506,749
         Distributions Reinvested ...........       --              130,566
  Redeemed ..................................   (69,817)           (783,489)
                                                -------            --------
  Net Increase (Decrease) ...................   591,371            (146,174)
                                                -------            --------
RETAIL SHARES:
  Issued--Regular ...........................    47,337              48,391
         Distributions Reinvested ...........       --                8,112
  Redeemed ..................................   (18,062)            (35,615)
                                                -------            --------
  Net Increase ..............................    29,275              20,888
                                                -------            --------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular ...........................    52,534             141,807
         Distributions Reinvested ...........       --               17,248
  Redeemed ..................................   (11,537)            (41,627)
                                                -------            --------
  Net Increase ..............................    40,997             117,428
                                                -------            --------



H. OTHER: At June 30, 1998, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares for the Fund was as follows:

                              NO. OF                           %
                            SHAREHOLDERS                    OWNERSHIP
                            ------------                    ---------
 Premier Share .............     2                            52.8%
 Retail Shares .............     1                            18.0%
 Group Retirement Shares ...     3                            93.6%

BOARD OF DIRECTORS                 KENNETH LIPPER
--------------------------------   Director, President and Chairman

                                   STANLEY BREZENOFF
                                   Director

                                   MARTIN MALTZ
                                   Director

                                   IRWIN RUSSELL
                                   Director

INVESTMENT ADVISER                 Lipper & Company, L.L.C.
--------------------------------   101 Park Avenue, 6th floor
                                   New York, NY 10178
                                   (212) 883-6333

ADMINISTRATOR AND                  Chase Global Funds Services Company
--------------------------------   73 Tremont Street, 9th floor
TRANSFER AGENT                     Boston, MA 02108
                                   1-800-LIPPER9

CUSTODIAN                          The Chase Manhattan Bank
--------------------------------   770 Broadway
                                   New York, NY 10003

LEGAL COUNSEL                      Simpson Thacher & Bartlett
--------------------------------   425 Lexington Avenue
                                   New York, NY 10017

INDEPENDENT ACCOUNTANTS            PricewaterhouseCoopers LLP
--------------------------------   1177 Avenue of the Americas
                                   New York, NY 10036

                                                    ============================
                                                       THE LIPPER FUNDS, INC.
                                                    ============================

                                                 PRIME LIPPER EUROPE EQUITY FUND




                                  Semi-Annual Report
                                  ==============================================
                                                                   June 30, 1998

                                =================
                                TABLE OF CONTENTS
                                =================


           Shareholder's Letter .............................     1-2

           Portfolio of Investments .........................     3-6

           Statement of Assets and Liabilities ..............       7

           Statement of Operations ..........................       8

           Statement of Changes in Net Assets ...............       9

           Financial Highlights .............................      10

           Notes to Financial Statements ....................   11-14

THE LIPPER FUNDS, INC.                                        SEMI-ANNUAL REPORT
THE PRIME LIPPER EUROPE EQUITY FUND                                June 30, 1998

Dear Shareholder:

     We are pleased to present the semi-annual report for The Prime Lipper Europe Equity Fund for the fiscal period ended June 30, 1998. The Prime Lipper Europe Equity Fund is one of three investment portfolios--along with The Lipper U.S. Equity Fund and The Lipper High Income Bond Fund--which comprise The Lipper Funds, Inc. Each of The Lipper Funds is made available to individual, institutional and group retirement plan investors through a separate class of shares. This report presents the financial statements and performance review for The Prime Lipper Europe Equity Fund for the period ended June 30, 1998.

                        PERFORMANCE AND PORTFOLIO REVIEW

     Performance as discussed below reflects the performance of the Fund's Premier class of shares. Performance for the Fund's Retail and Group Retirement Plan Shares (see page 10) differs from Premier Shares performance due to the higher class specific expenses associated with the Retail and Group Retirement Plan classes of shares.

THE PRIME LIPPER EUROPE EQUITY FUND

     The Prime Lipper Europe Equity Fund seeks long-term capital appreciation through investment in a diversified portfolio consisting primarily of widely-traded, large capitalization European growth stocks. The Fund's investments are selected according to a highly disciplined and structured investment process which targets companies offering the potential for strong earnings growth and capital appreciation. Investments are selected based on a number of criteria including financial strength, competitive position, product lines, and services offered.

     The Prime Lipper Europe Equity Fund had an exceptional first half of 1998, generating a total return net of fees and expenses of 28.28% for the six-month period ended June 30, 1998. The Fund outperformed the average performance of all European stock funds tracked by Morningstar, Inc. of 24.10%, as well as the Fund's benchmark, the Morgan Stanley Capital International ("MSCI") Europe Index which posted a total return of 26.68% for the same six-month period.

     The European equity markets were strong during the first half of 1998, fueled by factors such as ongoing economic recovery, a general improvement in corporate earnings, and low inflation rates across the region. Investors also benefited from the continued progress towards economic and monetary union (EMU) which will go ahead as planned on January 1, 1999.

     European stock prices continued to benefit from the recent wave of corporate restructuring, and merger and acquisition activity resulting from both cross-border consolidations, as well as the need for many European companies to improve positioning in order to meet global competition. European corporate earnings should continue to improve from these initiatives for several years to come.

     The Prime Lipper Europe Equity Fund's year to date 1998 performance was primarily due to stock selection as opposed to sector or country allocation, or due to currency hedging. During the period, the Fund's investments were highly diversified across eleven western European countries, representing approximately 70 individual securities across 21 industries. To date, the Fund has focused on select European companies such as banks, insurance companies, and pharmaceuticals which we believe are positioned to successfully compete on both a regional and global basis by offering advanced and innovative products and services. The Fund is also invested in well-positioned data processing, communications, infrastructure and outsourcing companies which we believe are currently undergoing corporate restructuring in order to improve efficiency in operations and production. Several securities were also sold during the period where our analysis pointed to either a potential weakness in earnings growth, and/or the price of a security had already discounted the anticipated earnings growth.

     The Fund's country allocation decisions typically reflect the equity market capitalization across the region, with the United Kingdom representing the largest allocation at approximately 30% of the portfolio's assets. The Fund was relatively neutral with respect to this allocation during 1998.

     The outlook for Europe for the rest of 1998 is very positive. The European economies continue to grow, fueled in part by low interest rates. EMU should continue to encourage corporate restructuring, as well as investment in communications and technology. The equity markets should, in turn, support higher average valuations due both improvements in corporate earnings growth, as well as a relatively benign inflation and interest rate environment. As in the United States, the impact of the Asian crisis will not be fully discounted in European equity market valuations until the effects on corporate earnings become more apparent. While this uncertainty may add some volatility to the markets, we believe the impact should be outweighed by the positive changes occurring throughout the region.

     We hope you find the enclosed report informative. We very much appreciate your participation in The Lipper Funds, Inc.


                                    Sincerely,



                                    /s/  KENNETH LIPPER
                                    ----------------------------------
                                         KENNETH LIPPER
                                         President and Chairman of the Board


                                         PRIME LIPPER EUROPE EQUITY FUND

                                             PORTFOLIO OF INVESTMENTS
                                            JUNE 30, 1998 (UNAUDITED)

                                                                             SHARES            VALUE+
                                                                             ------            ------
COMMON AND PREFERRED STOCKS (100.0%)
BELGIUM (1.2%)
    Credit Communal Preferred de Belique-DEXIA ........................      9,000         $ 1,354,475
                                                                                           -----------
FINLAND (1.7%)
    Oyj Nokia AB, Preferred ...........................................     25,440           1,870,963
                                                                                           -----------
FRANCE (13.0%)
    AXA-UAP ...........................................................     18,000           2,024,479
    Carrefour Supermarche S.A. ........................................      3,300           2,087,744
    GrandVision, S.A. .................................................     31,800           1,057,195
    Promodes S.A. .....................................................      4,000           2,216,341
    Sanofi S.A. .......................................................     14,530           1,708,705
    Sidel S.A. ........................................................     20,000           1,455,508
    Societe Technip S.A. ..............................................     12,000           1,466,755
    Total S.A., B shares ..............................................     17,020           2,212,656
                                                                                           -----------
                                                                                            14,229,383
                                                                                           -----------
GERMANY (15.6%)
    Adidas-Salomon AG .................................................      6,600           1,140,831
  * Allianz Holding AG ................................................      8,400           2,768,975
    BHW Holding AG ....................................................     56,000             966,427
    Bayer AG ..........................................................     42,000           2,166,316
    Bayerische Motoren Werke AG .......................................        800             807,091
  * Bayerische Motoren Werke AG, New ..................................        200             198,892
    Dr. Ing H.C.F. Porsche AG, Preferred ..............................        200             579,501
    Dresdner Bank AG ..................................................     30,000           1,617,175
    Mannesmann AG .....................................................     21,000           2,130,249
  * Muenchener Rueckversicherungs-Gesellschaft AG .....................      4,300           2,132,133
    VEBA AG ...........................................................     23,070           1,572,083
    Wella AG, Preferred ...............................................        900           1,017,174
                                                                                           -----------
                                                                                            17,096,847
                                                                                           -----------
IRELAND (1.1%)
    Bank of Ireland ...................................................     58,000           1,189,287
                                                                                           -----------
ITALY (6.4%)
  * Alleanza Assicurazioni S.p.A. .....................................     59,000             801,581
    Banca Popolare Di Bergamo S.p.A. ..................................     42,000             864,786
    Bulgari S.p.A. ....................................................    145,000             760,260
    ENI S.p.A. ........................................................    239,190           1,567,643
  * La Fondiaria Assicurazioni S.p.A. .................................    112,000             643,312
  * Parmalat Finanziaria S.p.A. .......................................    258,612             527,394
    Telecom Italia Mobile S.p.A. ......................................    310,080           1,896,188
                                                                                           -----------
                                                                                             7,061,164
                                                                                           -----------
NETHERLANDS (8.5%)
    Aegon N.V. ........................................................     10,800             939,731
    Baan Company, N.V. ................................................     19,100             686,368
    Getronics N.V. ....................................................     28,500           1,478,099
    ING Groep N.V., Certificate Shares ................................     38,212           2,502,133
    Koninklijke Ahold NV ..............................................     48,460           1,555,618
    VNU-Verenigde Nederlandse Uitgeversbedrijven ......................     34,000           1,235,178
    Wolters Kluwer N.V. ...............................................      7,100             974,496
                                                                                           -----------
                                                                                             9,371,623
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.


                         PRIME LIPPER EUROPE EQUITY FUND

                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)

                                                                            SHARES           VALUE+
                                                                            ------           ------
SPAIN (5.0%)
    Banco Santander S.A. ..............................................     68,000        $  1,743,419
    Centros Comerciales Pryca, S.A. ...................................     49,000             909,008
    Endesa S.A. .......................................................     53,500           1,172,464
    Gas Natural SDG. ..................................................     12,600             911,934
  * Sol Melia S.A. ....................................................     16,500             786,792
                                                                                          ------------
                                                                                             5,523,617
                                                                                          ------------
SWEDEN (4.6%)
    Astra AIB, Class B ................................................     80,520           1,605,372
    Enator AB .........................................................     17,000             505,210
    Ericsson LM, Class B ..............................................     61,000           1,782,217
    Skandia Forsakrings AB ............................................     45,000             643,268
    Sandvik AB, Class B ...............................................     19,500             535,493
                                                                                          ------------
                                                                                             5,071,560
                                                                                          ------------
SWITZERLAND (11.7%)
    Julius Baer Holding AG, Bearer ....................................        250             782,074
    Nestle S.A., Registered ...........................................      1,200           2,568,038
    Novartis AG, Registered ...........................................      2,000           3,328,059
    Roche Holding AG, DRC .............................................        285           2,798,705
    UBS AG, Registered ................................................      5,000           1,859,177
    Zurich Versicherungsgesellschaft, Registered ......................      2,400           1,531,645
                                                                                          ------------
                                                                                            12,867,698
                                                                                          ------------
UNITED KINGDOM (31.2%)
    Bank of Scotland ..................................................    120,000           1,343,478
    Boots plc .........................................................    105,975           1,755,818
    British Telecom plc ...............................................    264,000           3,259,586
    Compass Group plc .................................................    174,000           2,000,300
    Cadbury Schweppes plc .............................................    146,639           2,269,291
    HSBC Holdings plc .................................................     93,500           2,372,835
    Lloyds TSB Group plc ..............................................    192,323           2,690,674
    Marks & Spencer plc ...............................................    205,000           1,865,844
    Misys plc .........................................................     23,000           1,306,687
    Pearson plc .......................................................     91,000           1,667,134
    SEMA Group plc ....................................................    136,000           1,599,760
    Siebe plc .........................................................     51,000           1,018,570
    SmithKline Beecham plc ............................................    240,000           2,929,222
    Smiths Industries plc .............................................     97,000           1,343,311
    The Sage Group plc ................................................     56,000           1,582,228
    Vodafone Group plc ................................................    224,000           2,842,327
    Zeneca Group plc ..................................................     58,000           2,489,004
                                                                                          ------------
                                                                                            34,336,069
                                                                                          ------------
TOTAL COMMON AND PREFERRED STOCKS (100%)
  (COST $80,719,635) ..................................................                    109,972,686
                                                                                          ============
RIGHTS (0.0%)
GERMANY (0.0%)
  * Bayerische Motoren Werke ..........................................        200               5,729
  * Bayerische Motoren Werke AG .......................................      1,000              28,643
                                                                                          ------------
TOTAL RIGHTS (0.0%) (COST $0) .........................................                         34,372
                                                                                          ------------
TOTAL INVESMENTS (100.0%) (COST $80,719,635) ..........................                   $110,007,058
                                                                                          ============

-------------
   +    See Note A to Financial Statements.
   *    Non-Income Producing Security.

    The accompanying notes are an integral part of the financial statements.

                         PRIME LIPPER EUROPE EQUITY FUND

                            JUNE 30, 1998 (UNAUDITED)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     Under the terms of foreign currency exchange contracts open at June 30, 1998, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:


                                                                                                        NET
   CURRENCY TO                             SETTLEMENT                                               UNREALIZED
     DELIVER                VALUE             DATE            IN EXCHANGE FOR           VALUE       GAIN (LOSS)
-------------------      ----------        ----------       -------------------      ----------     -----------


USD         393,944      $  393,944          06/30/98       FRF       2,359,725      $  390,296      $(3,648)
USD         571,689         571,689          06/30/98       FRF       3,412,413         564,408       (7,281)
FRF         386,879          63,989          06/30/98       USD          63,989          64,798          809
FRF       1,456,777         240,949          06/30/98       USD         240,949         241,548          599
                         ----------                                                  ----------      -------
                         $1,270,571                                                  $1,261,050      $(9,521)
                         ==========                                                  ==========      =======
--------------
FRF     French Franc
USD     U.S. Dollar





    The accompanying notes are an integral part of the financial statements.

                         PRIME LIPPER EUROPE EQUITY FUND

                            JUNE 30, 1998 (UNAUDITED)

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                                 PERCENT OF
                                                     NET
INDUSTRY                                            ASSETS           VALUE
--------                                         ----------      ------------
Automobiles ..................................        1.5%       $  1,619,856
Banking ......................................       15.3          16,783,806
Broadcast & Publishing .......................        3.5           3,876,808
Business & Public Services ...................        6.5           7,175,344
Chemicals ....................................        2.0           2,166,316
Data Processing ..............................        1.3           1,478,100
Electrical/Electronics .......................        0.9           1,018,570
Electrical/Components/Instruments ............        3.3           3,653,180
Energy Sources ...............................        3.5           3,780,299
Food & Household Products ....................        4.9           5,364,722
Health & Personal Care .......................       14.4          15,876,242
Insurance ....................................       12.7          13,987,257
Leisure & Tourism ............................        0.7             786,792
Machinery & Engineering ......................        3.9           4,265,574
Merchandising ................................       10.4          11,447,568
Recreation & Other Consumer Goods ............        1.7           1,901,091
Steel & Metals ...............................        0.5             535,493
Telecommunications ...........................        9.7          10,633,560
Utilities--Electric/Gas ......................        3.3           3,656,480
                                                    -----        ------------
    Total Investments ........................      100.0%       $110,007,058
                                                    =====        ============





    The accompanying notes are an integral part of the financial statements.


                                           PRIME LIPPER EUROPE EQUITY FUND

                                         STATEMENT OF ASSETS AND LIABILITIES
                                              JUNE 30, 1998 (UNAUDITED)
ASSETS:
  Investments, at value (Cost $80,719,635) (Note A) .......................................        $110,007,058
  Cash ....................................................................................           3,890,293
  Receivable for Fund Shares Sold .........................................................           2,627,928
  Receivable for Investments Sold .........................................................           1,124,733
  Dividends Receivable ....................................................................             190,875
  Foreign Withholding Tax Reclaim Receivable ..............................................              74,237
  Interest Receivable .....................................................................              20,287
  Deferred Organization Costs (Note A) ....................................................              51,752
  Prepaid Assets ..........................................................................                 230
                                                                                                   ------------
        TOTAL ASSETS ......................................................................         117,987,393
                                                                                                   ------------
LIABILITIES:
  Payable for Investments Purchased .......................................................           1,774,499
  Investment Advisory Fees Payable (Note B) ...............................................              99,567
  Administrative Fees Payable (Note C) ....................................................              21,229
  Payable for Fund Shares Redeemed ........................................................              18,169
  Custodian Fees Payable ..................................................................              16,479
  Unrealized Depreciation on Foreign Currency Contracts ...................................               9,521
  Directors' Fees Payable (Note D) ........................................................               5,376
  Distribution Fees Payable--Retail Shares (Note E) .......................................               5,191
  Shareholder Servicing Fees Payable--Group Retirement Plan Shares (Note E) ...............               3,276
  Other Liabilities .......................................................................              27,367
                                                                                                   ------------
        TOTAL LIABILITIES .................................................................           1,980,674
                                                                                                   ------------
NET ASSETS ................................................................................        $116,006,719
                                                                                                   ============
NET ASSETS CONSIST OF:
  Paid in Capital .........................................................................        $ 74,881,629
  Undistributed Net Investment Income .....................................................             232,866
  Accumulated Net Realized Gain ...........................................................          11,609,278
  Unrealized Appreciation on Investments and Foreign Currency Translations ................          29,282,946
                                                                                                   ------------
                                                                                                   $116,006,719
                                                                                                   ============
PREMIER SHARES:
  Net Assets ..............................................................................        $111,563,184
  Shares Issued and Outstanding ($.001 par value) (Authorized 3,333,333,333) ..............           7,409,836
  Net Asset Value, Offering and Redemption Price Per Share ................................        $      15.06
                                                                                                   ============
RETAIL SHARES:
  Net Assets ..............................................................................        $  2,450,650
  Shares Issued and Outstanding ($.001 par value) (Authorized 3,333,333,333) ..............             163,016
  Net Asset Value, Offering and Redemption Price Per Share ................................        $      15.03
                                                                                                   ============
GROUP RETIREMENT PLAN SHARES:
  Net Assets ..............................................................................        $  1,992,885
  Shares Issued and Outstanding ($.001 par value) (Authorized 3,333,333,333) ..............             132,603
  Net Asset Value, Offering and Redemption Price Per Share ................................        $      15.03
                                                                                                   ============



    The accompanying notes are an integral part of the financial statements.


                         PRIME LIPPER EUROPE EQUITY FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Dividends ..............................................................   $ 1,127,200
  Interest ...............................................................        49,390
  Less: Foreign Taxes Withheld ...........................................      (136,990)
                                                                             -----------
        TOTAL INCOME .....................................................     1,039,600
                                                                             -----------
EXPENSES
  Investment Advisory Fees (Note B) ......................................       548,203
  Administrative Fees (Note C) ...........................................       106,502
  Directors' Fees (Note D) ...............................................         9,308
  Distribution Fees--Retail Shares (Note E) ..............................         2,264
  Servicing Fees--Group Retirement Plan Shares (Note E) ..................         1,926
  Custodian Fees .........................................................        39,653
  Auditing Fees ..........................................................        12,395
  Registration and Filing Fees ...........................................        10,534
  Legal Fees .............................................................         9,711
  Amortization of Organization Costs (Note A) ............................         9,312
  Other Expenses .........................................................        23,342
                                                                             -----------
        Total Expenses ...................................................       773,150
                                                                             -----------
        NET INVESTMENT INCOME ............................................       266,450
                                                                             -----------
NET REALIZED GAIN (LOSS) FROM:
  Investments sold .......................................................     8,467,113
  Foreign Currency Translations ..........................................      (115,849)
                                                                             -----------
        TOTAL NET REALIZED GAIN ..........................................     8,351,264
                                                                             -----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
  Investments ............................................................    15,187,469
  Foreign Currency Translations ..........................................        (4,403)
                                                                             -----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION .......................    15,183,066
                                                                             -----------
TOTAL REALIZED GAIN (LOSS) AND NET CHANGE IN
  UNREALIZED APPRECIATION/DEPRECIATION ...................................    23,534,330
                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................   $23,800,780
                                                                             ===========


    The accompanying notes are an integral part of the financial statements.

                         PRIME LIPPER EUROPE EQUITY FUND

                              STATEMENT OF CHANGES

                                                                    SIX MONTHS
                                                                       ENDED          YEAR ENDED
                                                                     JUNE 30,        DECEMBER 31,
                                                                       1998              1997
                                                                   ------------     -------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Investment Income .......................................   $     266,450    $     324,797
  Net Realized Gain ...........................................       8,351,264       12,722,779
  Net Change in Unrealized Appreciation/Depreciation ..........      15,183,066          263,553
                                                                  -------------    -------------
      Net Increase in Net Assets Resulting from Operations ....      23,800,780       13,311,129
                                                                  -------------    -------------
DISTRIBUTIONS:
PREMIER SHARES:
  From net investment income ..................................            --           (142,928)
  In excess of net investment income ..........................            --            (33,407)
  From net realized gains .....................................            --         (9,927,607)
RETAIL SHARES:
  From net investment income ..................................            --                (62)
  In excess of net investment income ..........................            --                (15)
  From net realized gains .....................................            --           (136,371)
GROUP RETIREMENT PLAN SHARES:
  From net investment income ..................................            --               (693)
  In excess of net investment income ..........................            --               (162)
  From net realized gains .....................................            --           (109,302)
                                                                  -------------    -------------
      Total Distributions .....................................            --        (10,350,547)
                                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS (NOTE H):
PREMIER SHARES:
  Issued--Regular .............................................       8,345,008       16,358,781
        --Distributions Reinvested ............................            --         10,081,098
  Redeemed ....................................................      (2,637,182)      (9,510,532)
                                                                  -------------    -------------
      Net Increase in Premier Shares Transactions .............       5,707,826       16,929,347
                                                                  -------------    -------------
RETAIL SHARES:
  Issued--Regular .............................................       1,175,450          367,267
        --Distributions Reinvested ............................            --            136,448
  Redeemed ....................................................        (254,858)         (12,548)
                                                                  -------------    -------------
      Net Increase in Retail Shares Transactions ..............         920,592          491,167
                                                                  -------------    -------------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular .............................................         724,386          957,709
        --Distributions Reinvested ............................            --            110,157
  Redeemed ....................................................         (11,690)        (329,771)
                                                                  -------------    -------------
      Net Increase in Group Retirement Plan Shares Transactions         712,696          738,095
                                                                  -------------    -------------
Net Increase in Net Assets From Capital Share Transactions ....       7,341,114       18,158,609
                                                                  -------------    -------------
      TOTAL INCREASE ..........................................      31,141,894       21,119,191
                                                                  -------------    -------------
NET ASSETS:
  Beginning of Period .........................................      84,864,825       63,745,634
                                                                  -------------    -------------
  End of Period (A) ...........................................     116,006,719       84,864,825
                                                                  =============    =============
-----------

(A) Includes undistributed (distributions in excess of) net
      investment income (loss)                                    $     232,866    $     (33,584)
                                                                  =============    =============




    The accompanying notes are an integral part of the financial statements.


                         PRIME LIPPER EUROPE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                         PREMIER      PREMIER       PREMIER      RETAIL       RETAIL
                                                         SHARES       SHARES        SHARES       SHARES       SHARES
                                                       ----------  -----------   -----------   ---------  ------------
                                                       SIX MONTHS                              SIX MONTHS
                                                          ENDED        YEAR        APRIL 1,       ENDED        YEAR
                                                        JUNE 30,       ENDED       1996** TO    JUNE 30,       ENDED
                                                          1998     DECEMBER 31,  DECEMBER 31,     1998     DECEMBER 31,
                                                       (UNAUDITED)     1997          1996      (UNAUDITED)     1997
                                                       ----------  -----------   -----------   ----------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............    $  11.74     $ 11.25       $ 10.00        $11.73       $11.25
                                                        --------     -------       -------        ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)(1) ..................        0.04        0.05          0.04          0.03         0.02
  Net Realized and Unrealized Gain
    on Investments .................................        3.28        2.06          1.62          3.27         2.05
                                                        --------     -------       -------        ------       ------
        Total From Investment Operations ...........        3.32        2.11          1.66          3.30         2.07
                                                        --------     -------       -------        ------       ------
DISTRIBUTIONS:
  Net Investment Income ............................          --       (0.03)        (0.02)           --           --
  In Excess of Net Investment Income ...............          --       (0.00)+          --            --        (0.00)+
  Net Realized Gain ................................          --       (1.59)        (0.39)           --        (1.59)
                                                        --------     -------       -------        ------       ------
        Total Distributions ........................          --       (1.62)        (0.41)           --        (1.59)
                                                        --------     -------       -------        ------       ------
NET ASSET VALUE, END OF PERIOD .....................    $  15.06     $ 11.74       $ 11.25        $15.03       $11.73
                                                        ========     =======       =======        ======       ======
TOTAL RETURN (2) ...................................       28.28%      18.83%        16.68%        28.13%       18.49%
                                                        ========     =======       =======        ======       ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ..................    $111,563     $82,787       $62,942        $2,451       $1,137
Ratios After Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets ...................        1.54%*      1.59%         1.60%*        1.79%*       1.84%
  Net Investment Income (Loss) to Average Net Assets        0.54%*      0.43%         0.53%*        0.45%*       0.16%
Ratios Before Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets ...................        1.54%*      1.59%         1.78%*        1.79%*       1.84%
  Net Investment Income (Loss) to Average
    Net Assets .....................................        0.54%*      0.43%         0.35%*        0.45%*       0.16%
Portfolio Turnover Rate ............................          30%         71%           34%           30%          71%



                                                                    GROUP        GROUP         GROUP
                                                                  RETIREMENT   RETIREMENT   RETIREMENT
                                                         RETAIL     PLAN         PLAN          PLAN
                                                         SHARES     SHARES       SHARES        SHARES
                                                      -----------  ----------   ----------   ----------
                                                                   SIX MONTHS
                                                        APRIL 11,     ENDED        YEAR       APRIL 12,
                                                       1996*** TO   JUNE 30,       ENDED     1996*** TO
                                                      DECEMBER 31,    1998     DECEMBER 31, DECEMBER 31,
                                                          1996     (UNAUDITED)     1997         1996
                                                      ------------ ----------- ------------ ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............    $ 9.93       $11.72       $11.24       $ 9.92
                                                        ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)(1) ..................     (0.01)        0.03         0.03        (0.02)
  Net Realized and Unrealized Gain
    on Investments .................................      1.73         3.28         2.05         1.74
                                                        ------       ------       ------       ------
        Total From Investment Operations ...........      1.72         3.31         2.08         1.72
                                                        ------       ------       ------       ------
DISTRIBUTIONS:
  Net Investment Income ............................     (0.01)          --        (0.01)       (0.01)
  In Excess of Net Investment Income ...............        --           --        (0.00)+         --
  Net Realized Gain ................................     (0.39)          --        (1.59)       (0.39)
                                                        ------       ------       ------       ------
        Total Distributions ........................     (0.40)          --        (1.60)       (0.40)
                                                        ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD .....................    $11.25       $15.03       $11.72       $11.24
                                                        ======       ======       ======       ======
TOTAL RETURN (2) ...................................     17.37%       28.24%       18.60%       17.40%
                                                        ======       ======       ======       ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's) ..................    $  609       $1,993       $  941       $  195
Ratios After Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets ...................      1.85%*       1.79%*       1.84%        1.85%*
  Net Investment Income (Loss) to Average Net Assets     (0.13)%*      0.42%*       0.34%       (0.43)%*
Ratios Before Expense Waiver and/or Reimbursement:
  Expenses to Average Net Assets ...................      2.07%*       1.79%*       1.84%        2.04%*
  Net Investment Income (Loss) to Average
    Net Assets .....................................     (0.35)%*      0.42%*       0.34%       (0.62)%*
Portfolio Turnover Rate ............................        34%          30%          71%          34%


------------
  *  Annualized
 **  Commencement of Fund Operations
***  Initial offering of shares by the Fund
  +  Amount is less than $0.01 per share.

(1) The effect to net investment income per share by voluntarily waived fees and reimbursed expenses were:

                                                           PERIOD ENDED
                                                        DECEMBER 13, 1996
                                                        -----------------
      Premier Shares .................................         $0.01
      Retail Shares ..................................         $0.02
      Group Retirement Plan Shares ...................         $0.01

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods shown. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                        PRIME LIPPER EUROPE EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 1998 the Company was comprised of three diversified portfolios: Lipper High Income Bond Fund, Lipper U.S. Equity Fund, and Prime Lipper Europe Equity Fund. These financial statements pertain to Prime Lipper Europe Equity Fund only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. Prime Lipper Europe Equity Fund (the "Fund") was funded on April 1, 1996 with a contribution of securities to the Fund from a corresponding limited partnership (see Note G).

     Prime Lipper Europe Equity Fund seeks capital appreciation by investing primarily in a diversified portfolio of common stocks of issuers located in Europe that have strong levels of growth based on such factors as liquidity, financial strength, earnings growth, industry position and management.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the closing bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or repatriated and are accrued when the related income is earned.

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from November 1, 1997 to December 31, 1997 the Fund incurred and elected to defer until January 1, 1998 for U.S. Federal income tax purposes net currency losses of approximately $35,274.

     At June 30, 1998 the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                       NET
         COST            APPRECIATION         (DEPRECIATION)      APPRECIATION
         ----            ------------         --------------      ------------
      $80,719,635         $30,227,029           $(939,606)         $29,287,423

     3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars quoted by a major U.S. or foreign bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported

                        PRIME LIPPER EUROPE EQUITY FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

net realized and unrealized gains (losses) on investment transactions and balances. Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, dispositions of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Asset and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses, when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to theU.S. dollar.

     5. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income annually. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs, foreign currency transactions, post-October losses and losses due to wash sales transactions.

     Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital.

     6. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     7. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Prime Lipper Asset Management (the "Adviser") serves as the investment adviser to the Fund. Under the terms the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment

                        PRIME LIPPER EUROPE EQUITY FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

advisory services for a fee calculated at an annual rate of 1.10% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more thanthe following:

                                                     GROUP RETIREMENT
            PREMIER SHARES        RETAIL SHARES        PLAN SHARES
            --------------        -------------      ----------------
                 1.60%                1.85%               1.85%

     There were no fees waived under this agreement for the six months ended June 30, 1998.

C. ADMINISTRATIVE SERVICES: Chase Global Funds Services Company, a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also acts as the Company's custodian for the Fund's assets.

D. DIRECTORS' FEES: The Company pays each Director who is not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

E. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

F. PURCHASES AND SALES: For the six months ended June 30, 1998, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                     PURCHASES              SALES
                     ---------              -----
                    $33,703,810         $29,538,375

     There were no purchases or sales of long-term U.S. Government securities.

G. LIMITED PARTNERSHIP TRANSFERS: The Fund was formed as a successor investment vehicle for a limited partnership (the "Partnership") for which the Adviser acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership (the "Transfer"). Premier Shares issued by the Fund in the Transfer were issued at the net asset value of Premier Shares prior to the Transfer. Premier Shares received in the Transfer have been distributed to the Partnership's limited partners who elected to participate in the Transfer. Securities valued at $50,208,413 at the date of Transfer with unrealized appreciation of $7,587,935 were contributed to the Fund on a tax free basis. To the extent that the Fund acquired securities in the Transfer that had appreciated in value from the date originally acquired by its corresponding Partnership, the Transfer may have adverse tax consequences to investors who subsequently acquire shares of the Fund.

                        PRIME LIPPER EUROPE EQUITY FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

H. OTHER: Capital share transactions for the Fund, by class of shares, were as follows:

                                      SIX MONTHS      YEAR
                                        ENDED         ENDED
                                       JUNE 30,    DECEMBER 31,
                                         1998         1997
                                      ----------   ------------
PREMIER SHARES:
  Issued--Regular ................      571,771     1,398,901
        --Distributions Reinvested         --         857,040
Redeemed .........................     (215,835)     (796,803)
                                        -------     ---------
Net Increase .....................      355,936     1,459,138
                                        -------     ---------
RETAIL SHARES:
  Issued--Regular ................       83,571        32,120
        --Distributions Reinvested         --          11,602
Redeemed .........................      (17,442)       (1,004)
                                        -------     ---------
Net Increase .....................       66,129        42,718
                                        -------     ---------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular ................       53,268        80,068
        --Distributions Reinvested         --           9,385
Redeemed .........................         (889)      (26,544)
                                        -------     ---------
Net Increase .....................       52,379        62,909
                                        -------     ---------

I. OTHER: At June 30, 1998, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares for the Fund was as follows:

                                              NO. OF                  %
                                           SHAREHOLDERS           OWNERSHIP
                                           ------------           ---------
     Premier Shares ....................         1                  12.0%
     Retail Shares .....................         1                  18.0%
     Group Retirement Shares ...........         3                  97.6%

BOARD OF DIRECTORS                 KENNETH LIPPER
---------------------------------  Director, President and Chairman

                                   STANLEY BREZENOFF
                                   Director

                                   MARTIN MALTZ
                                   Director

                                   IRWIN RUSSELL
                                   Director

INVESTMENT ADVISER                 Prime Lipper Asset Management
---------------------------------  101 Park Avenue, 6th floor
                                   New York, NY 10178
                                   (212) 883-6333

ADMINISTRATOR AND                  Chase Global Funds Services Company
---------------------------------  73 Tremont Street, 9th floor
TRANSFER AGENT                     Boston, MA 02108
                                   1-800-LIPPER9


CUSTODIAN                          The Chase Manhattan Bank
--------------------------------   770 Broadway
                                   New York, NY 10003

LEGAL COUNSEL                      Simpson Thacher & Bartlett
--------------------------------   425 Lexington Avenue
                                   New York, NY 10017

INDEPENDENT ACCOUNTANTS            PricewaterhouseCoopers LLP
--------------------------------   1177 Avenue of the Americas
                                   New York, NY 10036